Fair Value Measurements (Details 2) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure	$ 4,995,020	$ 7,627,970
RPC Pharma Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure	2,632,950
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure	4,995,020	7,662,808
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure	0	34,838
Fair Value, Inputs, Level 3 [Member] | RPC Pharma Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure	$ 4,995,020	$ 7,627,970